EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Total outstanding shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total shares outstanding	23,743,475,754	22,281,017,159	22,281,017,159	22,281,017,159
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	16,204,145,980	15,122,739,992
Preference shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding	7,539,329,774	7,158,277,167